Commitments And Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Commitments and Contingencies [Abstract]
Schedule Of Lease Information

At June 30,
2019
Operating Leases:
ROU assets:
Operating lease ROU assets and other	$89

Lease liabilities:
Operating lease and other current liabilities	$26
Employee benefit, operating lease and other obligations	63
Total operating lease liabilities	$89

Weighted-average remaining lease term (in years)	4
Weighted-average discount rate	3.4%

Schedule Of Lease Costs

	Three Months Ended	Six Months Ended
	June 30, 2019	June 30, 2019
Operating lease cost:
Operating lease costs (including amounts allocated to property, plant and equipment)	$9	$19
Short-term lease costs	11	22
Total operating lease costs	$20	$41

Operating lease payments:
Cash paid for amounts included in the measurement of lease liabilities	$8	$15

Schedule Of Operating Lease Maturity

Year	Amount
2019 (remaining six months)	$16
2020	25
2021	22
2022	16
2023	10
Thereafter	7
Total undiscounted lease payments	96
Less imputed interest	(7)
Total future minimum lease payments	$89

Schedule Of Future Miinimum Lease Payments Under Operating Leases

Year	Amount
2019	$29
2020	22
2021	20
2022	15
2023	8
Thereafter	5
Total future minimum lease payments	$99

Year	Amount
2019	$29
2020	22
2021	20
2022	15
2023	8
Thereafter	5
Total future minimum lease payments	$99